Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Interest-bearing:
Savings deposits	₨ 5,987,449.1	$ 71,843.6	₨ 5,624,911.4
Time deposits	14,700,957.1	176,397.4	10,472,547.9
Total interest-bearing deposits	20,688,406.2	248,241.0	16,097,459.3
Non-interest-bearing deposits	3,079,829.4	36,955.0	2,729,176.3
Total	₨ 23,768,235.6	$ 285,196.0	₨ 18,826,635.6